Advance to suppliers (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Advance to suppliers	$ 871	¥ 5,640	¥ 7,512
Advance to suppliers - long term, net	$ 222	¥ 1,440	¥ 722